Fees and Commissions Income	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the six months ended September 30, 2023 and 2024 are as follows:

	2023 (As Adjusted)	2024
	(in millions)
Fees and commissions on deposits	¥18,277	¥18,418
Fees and commissions on remittances and transfers	73,481	78,435
Fees and commissions on foreign trading business	36,905	42,601
Fees and commissions on credit card business	120,202	128,463
Fees and commissions on security-related services	133,126	169,960
Fees and commissions on administration and management services for investment funds	150,700	162,524
Trust fees	62,724	69,501
Guarantee fees(1)	25,270	26,663
Insurance commissions	29,934	38,107
Fees and commissions on real estate business	22,347	28,190
Other fees and commissions(2)	213,264	250,166
Total	¥886,230	¥1,013,028

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 17. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 17 are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Retail & Digital Business Group (“R&D”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to R&D, Commercial Banking & Wealth Management Business Group (“CWM”), Japanese Corporate Investment Banking Business Group (“JCIB”) and Global Corporate Investment Banking Business Group (“GCIB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to R&D, CWM, JCIB and GCIB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to R&D and GCB with no significant concentration in any particular segments.
The majority of fees and commissions on security-related services are from the business activities relevant to R&D, CWM, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to AM/IS.
The majority of insurance commissions are from the business activities relevant to R&D, CWM, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to CWM and JCIB with no significant concentration in any particular segments.